Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRIDGE BUILDER TRUST
Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)
Supplement dated December 6, 2024
to the Prospectus dated October 28, 2024, as supplemented
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective immediately, the Large Cap Growth Fund’s classification under the Investment Company Act of 1940, as amended, has changed from diversified to non‑diversified and the related fundamental investment policy was eliminated.
Accordingly, effective immediately, the Prospectus is hereby supplemented as follows:
1.	The following is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund”:
The Fund is a non‑diversified fund. A non‑diversified fund may invest a greater portion of its assets in a single issuer or small group of issuers than a “diversified” fund.
2.	The following paragraph is hereby added to the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund”:
•
Non‑Diversification Risk. The Fund is non‑diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

3.
The “Sector Focus Risk” paragraph in the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is hereby deleted and replaced with the following:

•
Sector Focus Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market, the Fund may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more broadly invested across numerous sectors.

Bridge Builder Large Cap Growth Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement to Prospectus [Text Block]	rr_SupplementToProspectusTextBlock
BRIDGE BUILDER TRUST
Bridge Builder Large Cap Growth Fund (the “Large Cap Growth Fund”)
Supplement dated December 6, 2024
to the Prospectus dated October 28, 2024, as supplemented
This supplement provides new and additional information beyond that contained in the Prospectus and should be read in conjunction with the Prospectus.
Effective immediately, the Large Cap Growth Fund’s classification under the Investment Company Act of 1940, as amended, has changed from diversified to non‑diversified and the related fundamental investment policy was eliminated.
Accordingly, effective immediately, the Prospectus is hereby supplemented as follows:
1.	The following is hereby added to the sub‑section entitled “Principal Investment Strategies” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund”:
The Fund is a non‑diversified fund. A non‑diversified fund may invest a greater portion of its assets in a single issuer or small group of issuers than a “diversified” fund.
2.	The following paragraph is hereby added to the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund”:
•
Non‑Diversification Risk. The Fund is non‑diversified, which means that it may invest in the securities of relatively few issuers. As a result, the Fund may be more susceptible to a single adverse economic or political occurrence affecting one or more of these issuers and may experience increased volatility due to its investments in those securities.

3.
The “Sector Focus Risk” paragraph in the sub‑section entitled “Principal Risks” under the section entitled “Summary Section – Bridge Builder Large Cap Growth Fund” is hereby deleted and replaced with the following:

•
Sector Focus Risk. Because the Fund may invest a significant portion of its assets in a particular sector of the market, the Fund may be especially sensitive to factors and economic risks that specifically affect that sector. As a result, the Fund’s share price may fluctuate more widely than the share price of a fund that is more broadly invested across numerous sectors.